TAXATION (Current and Deferred Portions of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXATION [Abstract]
Current income tax expense	$ (12,045)	$ (5,560)	$ (3,857)
Deferred tax	2,802	42	2,740
Income tax expense	(9,243)	(5,518)	(1,117)
Income tax expense applicable to foreign entities	(239)	(412)	(353)
Income tax expense applicable to PRC entities	$ (9,004)	$ (5,106)	$ (764)